STATEMENT OF INVESTMENTS
BNY Mellon Emerging Markets Fund

November 30, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.0%
Australia - 1.6%
BHP Group Ltd.	120,789		3,874,512
OZ Minerals Ltd.	196,515		3,724,076
			7,598,588
Brazil - 5.7%
B3 SA - Brasil Bolsa Balcao	2,797,618		6,879,013
Banco Bradesco SA, ADR	1,982,858		5,889,088
Raia Drogasil SA	839,004		3,712,128
WEG SA	979,120		7,337,716
XP Inc., Cl. A	210,760	[a,b]	3,690,408
			27,508,353
China - 25.2%
Airtac International Group	120,200		3,737,541
Alibaba Group Holding Ltd.	514,400	[b]	5,614,027
BY-HEALTH Co., Cl. A	2,175,664	[b]	6,089,155
China Merchants Bank Co., Cl. H	745,500	[b]	3,790,214
Foshan Haitian Flavouring & Food Co., Cl. A	674,447	[b]	6,712,399
Kingdee International Software Group Co.	1,311,000	[b]	2,237,189
LONGi Green Energy Technology Co., CI. A	933,040	[b]	6,040,778
Meituan, Cl. B	510,800	[b,c]	10,970,548
NARI Technology Co., Cl. A	1,796,048	[b]	6,710,616
NetEase Inc.	264,600		3,738,628
Pharmaron Beijing Co., Cl. H	548,800	[b,c]	3,141,003
Ping An Insurance Group Company of China Ltd., Cl. H	1,503,000		9,310,894
Shenzhen Inovance Technology Co., CI. A	887,132	[b]	8,750,705
Silergy Corp.	216,000	[b]	3,340,446
StarPower Semiconductor Ltd., Cl. A	63,617	[b]	3,032,440
Sungrow Power Supply Co., CI. A	297,306	[b]	4,857,525
Tencent Holdings Ltd.	506,700	[b]	19,040,118
Wuxi Lead Intelligent Equipment Co., Cl. A	664,840	[b]	4,094,418
Yum China Holdings Inc.	170,841		9,416,756
			120,625,400
France - 2.2%
TotalEnergies SE	167,270		10,448,783
Hong Kong - 4.0%
AIA Group Ltd.	1,314,000		13,401,466

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Hong Kong - 4.0% (continued)
Hong Kong Exchanges & Clearing Ltd.	74,500	[b]	2,973,217
Pacific Basin Shipping Ltd.	7,994,000	[a,b]	2,695,664
			19,070,347
India - 18.8%
Asian Paints Ltd.	109,910		4,322,907
Container Corp. of India Ltd.	335,789		3,210,205
Dr Lal PathLabs Ltd.	121,402	[b,c]	3,646,874
Godrej Consumer Products Ltd.	409,170	[b]	4,455,278
HDFC Bank Ltd.	504,970	[b]	10,071,830
HDFC Life Insurance Co.	367,023	[b,c]	2,682,142
Hindustan Unilever Ltd.	192,512		6,365,405
Housing Development Finance Corp.	234,221	[b]	7,807,517
ICICI Bank Ltd.	274,839		3,253,779
Info Edge India Ltd.	139,407		6,934,749
Infosys Ltd.	191,815		3,912,820
KEI Industries Ltd.	145,009	[b]	2,730,704
Marico Ltd.	976,248	[b]	6,106,026
Maruti Suzuki India Ltd.	43,437	[b]	4,804,933
Reliance Industries Ltd.	304,046	[b]	10,247,977
Tata Consultancy Services Ltd.	156,309		6,575,010
Titan Co.	92,242	[b]	3,028,164
			90,156,320
Indonesia - 2.2%
Bank Mandiri Persero TBK Pt	11,058,400	[b]	7,430,057
United Tractors TBK Pt	1,654,000		3,237,852
			10,667,909
Japan - 1.0%
Advantest Corp.	66,300		4,558,575
Mexico - 4.7%
Fomento Economico Mexicano SAB de CV	707,541		5,646,687
Grupo Financiero Banorte, SAB de CV, Cl. O	951,559		7,637,033
Wal-Mart de Mexico SAB de CV	2,363,777		9,341,660
			22,625,380
Netherlands - 1.6%
ASML Holding NV	12,777		7,771,880
Peru - 1.4%
Credicorp Ltd.	44,799	[b]	6,878,886
Philippines - .7%
Ayala Corp.	272,370	[b]	3,385,405
Poland - .8%
Dino Polska SA	46,266	[b,c]	3,791,295

Description		Shares		Value ($)
Common Stocks - 98.0% (continued)
Russia - .0%
Lukoil, ADR		85,809	[b,d]	0
Sberbank of Russia PJSC, ADR		884,047	[b,d]	0
X5 Retail Group NV, GDR		198,889	[b,d]	0
Yandex, Cl. A		34,166	[b,d]	0
Singapore - .5%
Sea Ltd., ADR		44,632	[b]	2,605,170
South Africa - 1.3%
Clicks Group Ltd.		353,111		6,037,328
South Korea - 9.0%
KT Corp.		175,287	[b]	5,006,521
LG Energy Solution		8,799	[b]	3,972,045
Samsung Electronics Co.		368,292		17,686,752
Samsung SDI Co.		16,732		9,421,802
SK Hynix Inc.		106,004		7,011,778
				43,098,898
Sweden - 1.3%
Epiroc AB, Cl. A		312,340		6,081,417
Taiwan - 12.1%
Chailease Holding Co.		644,634	[b]	4,291,989
Delta Electronics Inc.		421,000	[b]	4,167,339
MediaTek Inc.		324,000	[b]	7,864,789
Taiwan Semiconductor Manufacturing Co.		1,885,000		30,115,135
Uni-President Enterprises Corp.		3,017,000	[b]	6,501,488
Voltronic Power Technology Corp.		84,000	[b]	4,767,660
				57,708,400
United States - 2.1%
Livent Corp.		158,296	[a,b]	4,430,705
Schlumberger Ltd.		108,264		5,581,009
				10,011,714
Uruguay - 1.8%
Globant SA		19,726	[a,b]	3,696,258
MercadoLibre Inc.		5,301	[b]	4,935,152
				8,631,410
Total Common Stocks (cost $397,947,124)				469,261,458
	1-Day Yield (%)
Investment Companies - 1.5%
Registered Investment Companies - 1.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $7,144,778)	3.94	7,144,778	[e]	7,144,778

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $151,274)	3.94	151,274	[e]	151,274
Total Investments (cost $405,243,176)		99.5%		476,557,510
Cash and Receivables (Net)		.5%		2,160,285
Net Assets		100.0%		478,717,795

ADR—American Depository Receipt

GDR—Global Depository Receipt

a Security, or portion thereof, on loan. At November 30, 2022, the value of the fund’s securities on loan was $6,683,231 and the value of the collateral was $6,531,218, consisting of cash collateral of $151,274 and U.S. Government & Agency securities valued at $6,379,944. In addition, the value of collateral may include pending sales that are also on loan.

b Non-income producing security.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2022, these securities were valued at $24,231,862 or 5.06% of net assets.

d The fund held Level 3 securities at November 30, 2022. These securities were valued at $0 or .0% of net assets.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Emerging Markets Fund

November 30, 2022 (Unaudited)

The following is a summary of the inputs used as of November 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	87,677,669	381,583,789	††	-	469,261,458
Investment Companies	7,296,052	-		-	7,296,052

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust's Board of Trustees (the "Board") has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2022, accumulated net unrealized appreciation on investments was $71,314,334, consisting of $93,088,834 gross unrealized appreciation and $21,774,500 gross unrealized depreciation.

At November 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.